ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As of December 31,
	2021	2022

	(HK$ in thousands)
Current:
Accrued payroll and welfare expenses	531,409	868,646
Payables to corporate clients in relation to ESOP management services (1)	870,283	314,385
Tax payables	494,744	267,619
Accrued advertising and promotion fee	152,305	72,137
Accrued professional fee	22,066	31,083
Stamp duty, trading levy and trading fee payables	19,447	26,597
Payables in relation to acquisition	—	19,196
Temporary payables in relation to fund distribution services	48,240	18,725
Accrued market information and data fee	12,832	13,445
Contract liabilities - current	3,058	1,225
Refund from depositary bank - current	2,773	2,773
Others	19,056	70,328
Total	2,176,213	1,706,159
Non-current:
Contract liabilities - non-current	5,910	4,590
Refund from depositary bank - non-current	4,389	1,616
Deferred tax liabilities (Note 25)	636	7,414
Total	10,935	13,620
(1)

Payables to corporate clients in relation to ESOP management services mainly consist of exercise payment of share options and related withholding tax. These payables are usually expected to be settled within one year.